James Advantage Funds

1349 Fairground Road

Beavercreek, Ohio 45385

October 30, 2012

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re:  James Advantage Funds (the "Trust")

File Nos.:

333-37277

811-8411

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is a certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Trust effective November 1, 2012, do not differ from those filed electronically in the Post-Effective Amendment No. 29 on October 29, 2012.

Sincerely,

/s/ Thomas L. Mangan

Thomas L. Mangan

Secretary